FV Measurements (Hybrid Notes) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200	$ 1,200
Net investment in United States dollar denominated operations
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	1,200	1,200
After-tax foreign currency gain (loss)	$ (139)	$ 38